Segment Reporting - Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin to Profit Presented in Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Operating Segments [Line Items]
Profit for the period	$ 51,790	$ 26,811	$ 141,265	$ 90,768
Income tax expense	9,388	2,286	22,838	19,460
Inflation adjustment	794	1,954	2,663	6,263
Finance income	(10,418)	(7,335)	(33,756)	(54,839)
Finance costs	4,035	17,420	24,189	36,580
Other operating loss	2,398	578	5,300	3,950
Impairment (gain) / loss on financial assets	(5)	8	1,796	(93)
Depreciation and amortization	6,129	4,438	16,731	12,289
Secondary offering expenses	739	0	739
Other non-recurring costs			123
Share-based payment non-cash charges, net of forfeitures	6,840	6,204	17,771	17,441
Adjusted EBITDA	71,690	52,364	199,659	131,819
Revenues	$ 282,483	$ 185,774	$ 755,700	$ 541,483
Adjusted EBITDA Margin	25.40%	28.20%	26.40%	24.30%